UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06041

The Central Europe and Russia Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	January 31, 2012 (Unaudited)

THE CENTRAL EUROPE AND RUSSIA FUND, INC.
SCHEDULE OF INVESTMENTS — JANUARY 31, 2012 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN RUSSIA – 69.9%
	COMMON STOCKS – 66.9%
	CHEMICALS – 2.1%
290,000	Uralkali (GDR) Reg S	$10,306,600
	COMMERCIAL BANKS – 11.3%
16,500,000	Sberbank	49,335,000
1,250,000	VTB Bank (GDR) Reg S	5,847,500
		55,182,500
	CONSTRUCTION MATERIALS – 1.0%
1,000,000	LSR Group (GDR) Reg S	4,767,000
	DIVERSIFIED TELECOMMUNICATION SERVICES – 0.5%
500,000	Rostelecom*	2,500,000
	ELECTRIC UTILITIES – 1.8%
216,633	OJSC Enel OGK-5 (GDR)*	764,065
2,200,000,000	OJSC INTER RAO UES	2,398,000
1,500,000	RusHydro (ADR)	5,820,000
		8,982,065
	FOOD & STAPLES RETAILING – 1.8%
350,000	Magnit (GDR) Reg S	8,991,500
	METALS & MINING – 3.9%
500,000	Mechel Steel Group†	5,380,000
57,884	MMC Norilsk Nickel	10,274,410
200,000	Polymetal International*	3,588,372
		19,242,782
	OIL, GAS & CONSUMABLE FUELS – 37.3%
3,198,000	Gazprom	18,308,550
4,435,000	Gazprom (ADR)†	53,663,500
300,000	LUKOIL	17,561,460
315,000	LUKOIL (ADR)	18,408,600
312,500	NovaTek (GDR) Reg S	42,093,750
2,000,000	Rosneft Oil (GDR) Reg S	14,740,000
500,000	Tatneft (ADR)	17,430,000
52,000	Vostok Gas*†	1,680
		182,207,540
	REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.0%
1,000,000	Etalon Group (GDR) Reg S*	4,850,000

Shares	Description	Value(a)
	WIRELESS TELECOMMUNICATION SERVICES – 6.2%
1,200,000	Mobile Telesystems	$7,500,000
325,000	Mobile Telesystems (ADR)†	5,297,955
250,000	Mobile Telesystems (GDR) Reg S	4,075,350
400,000	Sistema JSFC (GDR) Reg S	7,726,000
525,000	VimpelCom Ltd. (ADR)†	5,575,500
		30,174,805
	Total Common Stocks (cost $252,544,642)	327,204,792
	PREFERRED STOCKS – 3.0%
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.0%
1,600,000	Rostelecom (cost $5,151,597)	4,840,000
	OIL, GAS & CONSUMABLE FUELS – 2.0%
2,000	AK Transneft (cost $2,715,420)	3,816,085
1,000,000	Surgutneftegaz (ADR)† (cost $4,690,963)	6,023,000
		9,839,085
	Total Preferred Stocks (cost $12,557,980)	14,679,085
	Total Investments in Russia (cost $265,102,622)	341,883,877
INVESTMENTS IN POLAND – 11.2%
	COMMERCIAL BANKS – 3.0%
30,000	Bank Pekao	1,464,412
1,200,000	Powszechna Kasa Oszczednosci Bank Polski	12,952,983
		14,417,395
	DIVERSIFIED FINANCIAL SERVICES – 0.5%
200,000	Warsaw Stock Exchange†	2,484,049

6

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2012 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN POLAND – 11.2% (continued)
	DIVERSIFIED TELECOMMUNICATION SERVICES – 2.6%
1,950,000	Netia*	$3,424,549
1,750,000	Telekomunikacja Polska	9,377,130
		12,801,679
	ELECTRIC UTILITIES – 1.0%
3,000,000	Tauron Polska Energia	5,017,655
	INSURANCE – 2.1%
100,000	Powszechny Zaklad Ubezpieczen	10,348,138
	METALS & MINING – 1.5%
175,000	KGHM Polska Miedz	7,566,747
	OIL, GAS & CONSUMABLE FUELS – 0.5%
200,000	Polski Koncern Naftowy Orlen*	2,274,670
	Total Investments in Poland (cost $46,646,363)	54,910,333
INVESTMENTS IN TURKEY – 11.1%
	BEVERAGES – 0.8%
285,000	Anadolu Efes Biracilik ve Malt Sanayii	3,993,375
	COMMERCIAL BANKS – 4.1%
1,000,000	Akbank†	3,766,563
3,000,000	Turkiye Garanti Bankasi	10,859,882
450,000	Turkiye Halk Bankasi	2,968,706
1,200,000	Turkiye IS Bankasi	2,510,290
		20,105,441
	CONSTRUCTION & ENGINEERING – 0.8%
1,071,113	Tekfen Holding	3,684,121
	DIVERSIFIED FINANCIAL SERVICES – 0.5%
700,000	Haci Omer Sabanci Holding	2,683,958
	DIVERSIFIED TELECOMMUNICATION SERVICES – 0.7%
750,000	Turk Telekomunikasyon	3,357,767
	FOOD & STAPLES RETAILING – 0.7%
115,000	Bim Birlesik Magazalar	3,550,183

Shares	Description	Value(a)
	INDUSTRIAL CONGLOMERATES – 0.5%
550,000	Akfen Holding*	$2,449,958
	INSURANCE – 0.5%
1,250,000	Anadolu Hayat Emeklilik	2,382,295
	METALS & MINING – 0.7%
200,000	Koza Altin Isletmeleri	3,552,298
	OIL, GAS & CONSUMABLE FUELS – 0.9%
200,000	Tupras Turkiye Petrol Rafinerileri	4,567,240
	TRANSPORTATION INFRASTRUCTURE – 0.8%
850,000	TAV Havalimanlari Holding*	3,834,226
	WIRELESS TELECOMMUNICATION SERVICES – 0.1%
47,444	Turkcell Iletism Hizmetleri	243,975
	Total Investments in Turkey (cost $38,381,068)	54,404,837
INVESTMENTS IN CZECH REPUBLIC – 3.2%
	COMMERCIAL BANKS – 0.5%
12,500	Komercni Banka	2,390,523
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.7%
425,000	Telefonica Czech Republic	8,481,543
	ELECTRIC UTILITIES – 1.0%
125,000	Ceske Energeticke Zavody	5,053,769
	Total Investments in Czech Republic (cost $12,123,059)	15,925,835
INVESTMENTS IN HUNGARY – 1.4%
	COMMERCIAL BANKS – 1.4%
375,000	OTP Bank	6,683,284
	Total Investments in Hungary (cost $4,369,815)	6,683,284
	Total Investments in Common and Preferred Stocks – 96.8% (cost $366,622,927)	473,808,166

7

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2012 (unaudited) (continued)

Shares	Description	Value(a)
SECURITIES LENDING COLLATERAL – 5.1%
25,045,368	Daily Assets Fund Institutional, 0.24% (cost $25,045,368)(b)(c)	$25,045,368
CASH EQUIVALENTS – 2.9%
14,019,652	Central Cash Management Fund, 0.06% (cost $14,019,652)(c)	14,019,652
	Total Investments – 104.8% (cost $405,687,947)**	512,873,186
	Other Assets and Liabilities, Net – (4.8%)	(23,589,261)
	NET ASSETS – 100.0%	$489,283,925

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** The cost for federal income tax purposes was $406,107,676. At January 31, 2012, net unrealized appreciation for all securities based on tax cost was $106,765,510. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $133,803,900 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,038,390.

† All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2012 amounted to $24,403,854, which is 5.0% of net assets.

(a) Value stated in U.S. dollars.

(b) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

Reg S – Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

8

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2012 (unaudited) (continued)

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

Category	Level 1	Level 2		Level 3	Total
Common Stocks and/or Other Equity Investments(d)
Russia	$341,118,132	$764,065	(e)	$1,680	$341,883,877
Poland	54,910,333	—		—	54,910,333
Turkey	54,404,837	—		—	54,404,837
Czech Republic	15,925,835	—		—	15,925,835
Hungary	6,683,284	—		—	6,683,284
Short-Term Instruments(d)	39,065,020	—		—	39,065,020
Total	$512,107,441	$764,065		$1,680	$512,873,186

(d) See Schedule of Investments for additional detailed categorizations.

(e) Transfers between Level 2 and Level 1 comprised the following security: Tatneft. This investment was transferred from Level 2 to Level 1 due to the availability of quoted prices on a securities exchange.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stocks
Russia
Balance as of October 31, 2011	$1,770
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(90)
Amortization premium/discount	—
Net purchases (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of January 31, 2012	$1,680
Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2012	$(90)

Transfers between price levels are recognized at the beginning of the reporting period.

9

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central Europe and Russia Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012